Short-Term Borrowings	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE 15 – SHORT-TERM BORROWINGS

Short-term borrowings at December 31, 2013 and 2012 are summarized as follows:

(Dollars in thousands)	2013	2012
Federal Home Loan Bank advances	$375,000	$—
Securities sold under agreements to repurchase	305,344	303,045

	$680,344	$303,045

Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature daily and are reflected at the amount of cash received in connection with the transaction. The Company may be required to provide additional collateral based on the fair value of the underlying securities.

Additional information on the Company’s short-term borrowings for the years indicated is as follows:

(Dollars in thousands)	2013	2012	2011
Outstanding at December 31	$680,344	$303,045	$395,543
Maximum month-end outstanding balance	680,344	640,768	395,543
Average daily outstanding balance	303,352	284,201	220,146
Average rate during the year	0.16%	0.22%	0.26%
Average rate at year end	0.15%	0.22%	0.27%